Loss per Common Share (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	13,888,262	15,325,943	14,679,971	16,452,368
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	2,380,644	2,294,714
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	150,423	0